ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Additional Information (Details) - U.S. district energy operations $ in Millions	Jul. 16, 2021 USD ($)
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Disposal of ownership interest, percentage	40.00%
Proceeds from Disposition of Subsidiary	$ 600
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity	150
Consortium
Disclosure of detailed information about assets and liabilities classified as held for sale [Line Items]
Proceeds from Disposition of Subsidiary	$ 1,500